INCOME TAX EXPENSES (Details - Singapore income tax expense) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income/(loss) before tax expenses:	$ (3,351)	$ 1,235	$ 5,535
Tax at the domestic income tax rate	(570)	210	941
Tax effect of expenses that are not deductible in determining taxable profit	142	21	12
Non-taxable incomes		(7)	(6)
Tax exemption	(15)	(15)	(26)
Tax losses claimed	473	0	0
Tax rebate	(15)	0	0
Capital allowances and rebate	0	(155)	(1)
Others	163	95	0
Total income tax expenses	$ 178	$ 149	$ 920